PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of premises and equipment
(In thousands)	2018	2017

Land	$2,424	$2,424
Buildings and leasehold improvements	9,241	9,241
Furniture and equipment	4,520	4,649
Leasehold improvements	4,234	4,241
Construction in progress	5,748	-
	26,167	20,555
Accumulated depreciation and amortization	(10,081)	(9,574)
Premises and equipment, net	$16,086	$10,981